SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Operating Losses	$ 1,785	$ 24,285	$ (8,032)	$ (10,538)	$ 25,640	$ (18,555)	$ 60,484	$ 18,358
Accumulated deficit	$ 109,278	$ 107,856		$ 8,020	$ 109,278		$ 83,638	$ 18,358